SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13-SEGMENT REPORTING

The Company’s reporting segments are as follows:

•
Equipment- Sales of equipment, including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include wireless infrastructure technologies.
•
Services-Providing services and support for equipment products and also the new operational support segment.

The Company’s Chief Operating Decision Maker, who is also the Company’s Chief Executive Officer, makes financial decisions and resource allocations based on information they receive from their internal management system and currently evaluate the operating performance and allocates resources to the reporting segments based on segment revenue, gross profit and income before income taxes. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2023, 2022 and 2021 based on the current reporting segment structure.

	Years Ended December 31,
		% of		% of		% of
Net Sales by Segment	2023	Net Sales	2022	Net Sales	2021	Net Sales
	(in thousands, except percentages)
Equipment	$4,594	29%	$2,284	16%	$2,323	15%
Services	11,159	71%	11,768	84%	13,598	85%
Total	$15,753	100%	$14,052	100%	$15,921	100%

	Years Ended December 31,
		Gross Profit		Gross Profit		Gross Profit
Gross profit (loss) by Segment	2023	%	2022	%	2021	%
	(in thousands, except percentages)
Equipment	$928	20%	$(618)	(27)%	$(4,358)	(188)%
Services	3,462	31%	3,285	28%	3,283	24%
Total	$4,390	28%	$2,667	19%	$(1,075)	(7)%

	Years ended December 31,
Segment income (loss) and Loss before income taxes	2023	2022	2021
	(in thousands)
Equipment	$(4,666)	$(6,452)	$(12,868)
Services	3,462	3,285	3,283
Total segment loss	(1,204)	(3,167)	(9,585)
General and corporate	(1,373)	228	7,051
Loss before income taxes	$(2,577)	$(2,939)	$(2,534)

General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration and common R&D expenses, and investment impairment.

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2023	Sales	2022	Sales	2021	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,577	16%	$1,735	12%	$1,858	11%
India	8,268	53%	7,152	51%	8,221	52%
Japan	4,908	31%	5,165	37%	5,842	37%
Total	$15,753	100%	$14,052	100%	$15,921	100%

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2023	2022
	(in thousands)
China	$603	$578
Other	7	26
Total long-lived assets	$610	$604